Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 11. Subsequent Events

Management has reviewed material events subsequent of the period ended December 31, 2017 and prior to the filing of financial statements in accordance with FASB ASC 855 “Subsequent Events”.

On January 26, 2018, the Company entered into the first amendment to the convertible promissory note dated September 9, 2016 and the Company entered into the first amendment to the convertible promissory note dated February 23, 2017 both with KCC pursuant to which both notes were amended (with a combined principal balance of $1,095,000) to extend the maturity date to December 31, 2019.

On February 3, 2018, Thomas Bold, the Company’s President, CEO and Interim Chief Financial Officer exercised options to purchase up to 60,000 shares, on a cashless basis, resulting in the issuance of 44,083 shares of common stock.

On February 11, 2018, a consultant exercised options to purchase up to 40,000 shares, on a cashless basis, resulting in the issuance of 17,480 shares of common stock.

On February 12, 2018, Dr. Gerlach exercised a Series A Warrant to purchase up to 480,000 shares, on a cashless basis, resulting in the issuance of 457,480 shares of common stock.

On February 13, 2018, a Series D Warrant to purchase 100,000 shares of common stock with an exercise price of $1.10 per share was exercised resulting in $110,000 to the Company.

On February 22, 2018, Kenneth Kirkland, a Company Director, exercised options to purchase up to 50,000 shares, on a cashless basis, resulting in the issuance of 41,033 shares of common stock.

On February 22, 2018, Joseph Sierchio, a Company Director, 1) exercised options to purchase up to 37,500 shares, on a cashless basis, resulting in the issuance of 22,711 shares of common stock; 2) exercised a Series F Warrant to purchase up to 7,246 shares, on a cashless basis, resulting in the issuance of 4,899 shares of common stock; and 3) 2) exercised a Series H Warrant to purchase up to 10,000 shares, on a cashless basis, resulting in the issuance of 7,418 shares of common stock .

On January 25, 2018, the Company paid the University of Pittsburgh $85,798 pursuant to the Corporate Research Agreement dated August 1, 2017.